Earnings per share - Narrative (Details)	Dec. 31, 2025 £ / shares	Dec. 08, 2025 £ / shares	Dec. 07, 2025 £ / shares	Dec. 31, 2024 £ / shares
Earnings per share [abstract]
Share consolidation ratio		0.8889
Nominal value (in pound sterling per share)	£ 3.5	£ 3.5	£ 3.11	£ 3.11